SHARE BASED COMPENSATION	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Share-based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

7. SHARE BASED COMPENSATION

The following table summarizes share-based compensation expense included in the condensed consolidated statements of operations (in thousands):

	Three Months Ended July 31,		Nine Months Ended July 31,
	2021	2020	2021	2020
Research and development	$29	$79	$142	$233
General and administrative	31	176	369	475
Total	$60	$255	$511	$708

Restricted Stock Units (RSUs)

A summary of the Company’s RSU activity and related information for the nine months ended July 31, 2021 is as follows:

	Number of RSUs	Weighted-Average Grant Date Fair Value

Balance at October 31, 2020	5,556	$24.32
Vested	(5,555)
Cancelled	(1)
Balance at July 31, 2021	-	$-

As of July 31, 2021, there was no unrecognized compensation cost related to non-vested RSUs.

Employee Stock Awards

Common Stock issued to executives and employees related to vested incentive retention awards and employment inducements totaled 0 shares during each of the three months ended July 31, 2021 and 2020, respectively. Total stock compensation expense associated with employee awards for the three months ended July 31, 2021 and 2020 was approximately $0 and $40,000, respectively.

Common Stock issued to executives and employees related to vested incentive retention awards and employment inducements totaled 5,555 shares and 8,608 shares during the nine months ended July 31, 2021 and 2020, respectively. Total stock compensation expense associated with employee awards for the nine months ended July 31, 2021 and 2020 was approximately $67,000 and $0.1 million, respectively.

Stock Options

A summary of changes in the stock option plan for the nine months ended July 31, 2021 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value (in thousands)
Outstanding as of October 31, 2020	1,011,768	$33.43	8.04	$4
Granted	50,000	0.39
Exercised	(333)	0.30
Cancelled or expired	(160,963)	102.78
Outstanding as of July 31, 2021	900,472	$19.21	8.01	$14
Vested and exercisable at July 31, 2021	365,964	$46.14	6.85	$4

The following table summarizes information about the outstanding and exercisable options at July 31, 2021:

Options Outstanding				Options Exercisable
		Weighted	Weighted		Weighted	Weighted
		Average	Average		Average	Average
Exercise	Number	Remaining	Exercise	Number	Remaining	Exercise
Price Range	Outstanding	Contractual	Price	Exercisable	Contractual	Price
$.30-$10.00	734,033	8.68	$1.06	200,080	8.35	$1.86
$10.01-$100.00	90,750	6.48	$29.01	90,195	6.47	$29.12
$100.01-$200.00	50,965	3.73	$162.16	50,965	3.73	$162.16
$200.01-$277.50	24,724	2.47	$227.40	24,724	2.47	$227.40

During the nine months ended July 31, 2021, the Company granted options to purchase 50,000 shares of its common stock to an employee. The stock options have a ten-year term, vest over three years from the date of grant, and have an exercise price of $0.39.

Total compensation cost related to the Company’s outstanding stock options, recognized in the statement of operations for the three months ended July 31, 2021 and 2020 was approximately $60,000 and $0.2 million, respectively. For the nine months ended July 31, 2021 and 2020, compensation cost related to the Company’s outstanding stock options was approximately $0.4 million and $0.6 million, respectively

As of July 31, 2021, there was approximately $0.2 million of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining weighted average vesting period of 1.63 years.

As of July 31, 2021, the aggregate intrinsic value of vested and exercisable options was approximately $4,000 and the aggregate intrinsic value of non-vested options was approximately $10,000.

In determining the fair value of the stock options granted during the nine months ended July 31, 2021, the Company used the following inputs in its Black Scholes Merton model:

Nine Months Ended July 31, 2021

Expected Term	6 years
Expected Volatility	103.27%
Expected Dividends	0%
Risk Free Interest Rate	0.53%

Employee Stock Purchase Plan

During the nine months ended July 31, 2021 and 2020, the Company issued 1,000 and 11,148 shares, respectively, that were purchased under the 2018 Employee Stock Purchase Plan (“ESPP”). In July 2021, the ESPP was terminated.

Potential Acceleration of Stock Options

In the event of a merger transaction, similar to the Merger Agreement described in Note 1, all of the Chief Executive Officer’s 73,777 unvested stock options, pursuant to his employment agreement, would accelerate.

7. SHARE BASED COMPENSATION

The following table summarizes share-based compensation expense included in the statement of operations by expense category for the years ended October 31, 2020 and 2019 (in thousands):

	Year Ended October 31,
	2020	2019
Research and development	$308	$1,036
General and administrative	583	966
Total	$891	$2,002

Amendments

The Advaxis, Inc. 2015 Incentive Plan (the “2015 Plan”) was originally ratified and approved by the Company’s stockholders on May 27, 2015. Subject to proportionate adjustment in the event of stock splits and similar events, the aggregate number of shares of common stock that may be issued under the 2015 Plan is 240,000 shares, plus a number of additional shares (not to exceed 43,333) underlying awards outstanding as of the effective date of the 2015 Plan under the prior plan that thereafter terminate or expire unexercised, or are cancelled, forfeited or lapse for any reason.

At the Annual Meeting of Stockholders of the Company held on February 21, 2019, the Company’s stockholders voted to approve an amendment to increase the number of authorized shares of common stock from 95,000,000 to 170,000,000 and also voted to approve an amendment to allow the Company to execute a reverse stock split of common stock at the discretion of the Board of Directors. The amendment to increase the number of authorized shares of common stock became effective upon filing of the amendment with the Secretary of State of the State of Delaware on February 28, 2019. Additionally, on March 29, 2019, the Company executed a 1 for 15 reverse stock split. On January 1, 2020, 166,667 shares were added to the 2015 Plan.

At the Annual Meeting of Stockholders of the Company held on May 4, 2020, the Company’s stockholders voted to approve an amendment to increase the number of shares authorized for issuance under the 2015 Plan from 877,744 shares to 6,000,000 shares.

As of October 31, 2020, there were 4,856,116 shares available for issuance under the 2015 Plan.

Restricted Stock Units (RSUs)

A summary of the Company’s RSU activity and related information for the fiscal year ended October 31, 2020 and 2019 is as follows:

	Number of RSU’s	Weighted-Average Grant Date Fair Value
Unvested as of October 31, 2018	32,614	$70.41
Vested	(12,257)	78.41
Cancelled	(5,651)	112.39
Unvested as of October 31, 2019	14,706	$47.62
Vested	(8,870)	60.59
Cancelled	(280)	98.80
Unvested as of October 31, 2020	5,556	$24.32

The fair value of the RSUs as of the respective vesting dates was approximately $5,000 and $51,000 for the years ended October 31, 2020 and 2019, respectively.

As of October 31, 2020, there was approximately $64,000 of unrecognized compensation cost related to non-vested RSUs, which is expected to be recognized over a remaining weighted average vesting period of approximately 0.47 years.

As of October 31, 2020, the aggregate intrinsic value of non-vested RSUs was approximately $2,000.

Employee Stock Awards

Common stock issued to executives and employees related to vested incentive retention awards, employment inducements, management purchases and employee excellence awards totaled 8,870 shares and 12,245 shares during the years ended October 31, 2020 and 2019, respectively. Total stock compensation expense associated with these awards for the years ended October 31, 2020 and 2019 was approximately $0.2 million and $0.8 million, respectively.

Stock Options

A summary of changes in the stock option plan for the years ended October 31, 2020 and 2019 is as follows (in thousands, except share and per share data):

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2018	330,071	$122.79	6.56	$-
Granted	265,882	2.36
Cancelled or expired	(35,463)	29.52
Outstanding as of October 31, 2019	560,490	$71.56	7.34	$1
Granted	645,000	0.61
Cancelled or expired	(193,722)	34.47
Outstanding as of October 31, 2020	1,011,768	$33.43	8.04	$4
Vested and exercisable at October 31, 2020	307,467	$105.69	4.91	$1

The following table summarizes information about the outstanding and exercisable options at October 31, 2020:

Options Outstanding					Options Exercisable
		Weighted	Weighted			Weighted	Weighted
		Average	Average			Average	Average
Exercise	Number	Remaining	Exercise	Intrinsic	Number	Remaining	Exercise	Intrinsic
Price Range	Outstanding	Contractual	Price	Value	Exercisable	Contractual	Price	Value
$.30-$10.00	746,579	9.41	$1.10	$1	68,655	8.67	$2.62	$-
$10.01-$100.00	102,951	7.23	$28.77	$-	76,574	7.16	$29.67	$-
$100.01-$200.00	92,847	2.76	$166.04	$-	92,847	2.76	$166.04	$-
$200.01-$277.50	69,391	1.58	$210.79	$-	69,391	1.58	$210.79	$-

The fair value of each option granted from the Company’s stock option plans during the years ended October 31, 2020 and 2019 was estimated on the date of grant using the Black-Scholes option-pricing model. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s common stock price, (ii) the periods of time over which employees and Board Directors are expected to hold their options prior to exercise (expected lives), (iii) expected dividend yield on the Company’s common stock, and (iv) risk-free interest rates, which are based on quoted U.S. Treasury rates for securities with maturities approximating expected lives of the options. The Company used their own historical volatility in determining the volatility to be used. The expected term of the stock option grants was calculated using the “simplified” method in accordance with the SEC Staff Accounting Bulletin 107. The “simplified” method was used since the Company believes its historical data does not provide a reasonable basis upon which to estimate expected term and the Company does not have enough option exercise data from its grants issued to support its own estimate as a result of vesting terms and changes in the stock price. The expected dividend yield is zero as the Company has never paid dividends to common shareholders and does not currently anticipate paying any in the foreseeable future.

The following table provides the weighted average fair value of options granted to directors and employees and the related assumptions used in the Black-Scholes model:

Year Ended
	October 31, 2020	October 31, 2019
Expected term	5.50-6.50 years	5.50-6.51 years
Expected volatility	100.27-105.21%	90.24-104.99%
Expected dividends	0%	0%
Risk free interest rate	0.36-0.62%	1.35-3.15%

Total compensation cost related to the Company’s outstanding stock options, recognized in the statement of operations for the years ended October 31, 2020 and 2019 was approximately $0.7 million and $1.2 million, respectively.

During the fiscal year ended October 31, 2020, 645,000 options were granted with a total grant date fair value of approximately $0.3 million. During the fiscal year ended October 31, 2019, 265,882 options were granted with a total grant date fair value of approximately $0.5 million.

As of October 31, 2020, there was approximately $0.6 million of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining weighted average vesting period of approximately 1.50 years.

Employee Stock Purchase Plan

The Advaxis, Inc. 2018 Employee Stock Purchase Plan (ESPP) was approved by the Company’s shareholders on March 21, 2018. The 2018 ESPP allows employees to purchase common stock of the Company at a 15% discount to the market price on designated exercise dates. Employees were eligible to participate in the 2018 ESPP beginning May 1, 2018. 1,000,000 shares of the Company’s Common stock are reserved for issuance under the 2018 ESPP.

During the fiscal year ended October 31, 2020, 14,148 shares were issued under the 2018 ESPP and the Company recorded an expense of approximately $1,000. During the fiscal year ended October 31, 2019, 7,435 shares were issued under the 2018 ESPP and the Company recorded an expense of approximately $2,000.

As of October 31, 2020, 976,517 shares of Company’s common stock remain available for issuance under the 2018 ESPP.